OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Other Current Assets

Other current assets consist of the following as of December 31, 2021 and 2020:

Details	2021	2020
Tax receivables	$5,540	$5,019
Prepaid expenses	36,786	6,990
Receivables from Hedging transactions - see Notes 10, 12A and 12D	10,322	11,609
Insurance receivables - see Note 14E	-	5,949
Other receivables	2,169	1,243
	$54,817	$30,810